State Street Galaxy Digital Asset Ecosystem ETF Investment Objectives and Goals - State Street Galaxy Digital Asset Ecosystem ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummariesState Street® Galaxy Digital Asset Ecosystem ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street Galaxy Digital Asset Ecosystem ETF (the “Fund”) seeks to provide long term capital appreciation.